Issued Capital and Reserves	12 Months Ended
Dec. 31, 2020
Equity And Liabilities [Abstract]
Issued capital and reserves

20. Issued capital and reserves

	Number of ordinary shares of US$0.001 each
	Authorised	Issued and fully paid	Nominal value of ordinary shares
			RMB’000
At December 31, 2019	50,000,000	18,211,027	118
At December 31, 2020	50,000,000	24,566,723	162

20. Issued capital and reserves (continued)

On February 29, 2020, the Company issued 4,856,273 ordinary shares with an aggregate fair value of RMB284,000,000 in exchange for the acquisition of a 100% equity interest of Rosenkavalier.

On March 4, 2020, 1,499,423 ordinary shares were allotted and issued to an independent third party for a cash consideration of US$12,999,997, excluding issuance costs of RMB557,000.

As at December 31, 2019, 1,150,836 shares registered in the name of Lebon Holding Limited were pledged and charged by Lebon Holding Limited in favour of Mount Merry International Limited pursuant to a charge over shares dated September 6, 2019, as amended from time to time. On March 5, 2020, the pledged shares were released.

Statutory restrictions

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s subsidiaries, VIEs and subsidiaries of the VIEs registered in the PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The consolidated results of operations reflected in the consolidated financial statements prepared in accordance with IFRSs differ from those reflected in the statutory financial statements of the Company’s subsidiaries.

Under PRC law, the Company’s subsidiaries, VIEs and the subsidiaries of the VIEs located in the PRC (collectively referred as the “PRC entities”) are required to provide for certain statutory reserves, namely a general reserve, an enterprise expansion fund and a staff welfare and bonus fund. The PRC entities are required to allocate at least 10% of their after-tax profits on an individual company basis as determined under China Accounting Standards (“CAS”) to the statutory reserve and have the rights to discontinue allocations to the statutory reserve if such reserve has reached 50% of registered capital on an individual company basis. In addition, the registered capital of the PRC entities is also restricted.

Amounts restricted that include statutory reserve funds, as determined in accordance with CAS, were RMB9,213,000 and RMB8,694,000, as at December 31, 2020 and 2019, respectively.